                                   [logo] AST

May 2001

Dear Valued Client:

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                        ALLMERICA SECURITIES TRUST FACTS
                                At March 31, 2001
Market Value                                                          $10.450
Net Asset Value                                                       $10.896
Total Net Assets (000's)                                              $93,619
Shares Outstanding (000's)                                              8,592
* Net Investment Income Per Share                                       $0.19
* Increase/Decrease in Per Share Value Resulting
  from Investment Operations                                            $0.23
TOTAL RETURNS AT 3/31/01
  Allmerica Securities Trust
     Three Months                                                       2.16%
     Twelve Months                                                      6.95%
  Lehman Brothers Corporate
     Bond Index
     Three Months                                                       4.37%
     Twelve Months                                                     12.24%

* For three months ended March 31, 2001

--------------------------------------------------------------------------------

Short-term interest rates declined significantly during the first quarter of 2001, helping lift bond prices in stark contrast to the declines seen in the equity market. Starting with a surprise 50 basis point inter-meeting rate cut on January 3, the Federal Reserve kicked off an easing cycle by lowering the Federal Funds rate three times for a total of 150 basis points during the quarter.

Aggressive rate cuts, and the anticipation of further rate reductions, helped most of the investment grade universe recover some lost ground. Spread tightening was pronounced during January, although much of it was reversed during February and March. In addition, the high yield market has bounced back nicely from a dismal performance last year, but with one important caveat:
Telecom is in the doghouse again. Allmerica Securities Trust was plagued with serious declines in several telecom holdings, while the steel industry continues to suffer as LTV filed Chapter 11. The net result was a poor comparison to the Lehman Brothers Corporate Bond Index for the first quarter of 2001.

The total return for the three-month period ending March 31, 2001 for Allmerica Securities Trust was 2.16%, compared to 4.37% for the Bond Index.

The problems in the telecom industry are numerous and well-documented, but our holdings reflect our analyst's view that solid opportunities remain for the innovative leaders who can survive the confidence test that began last year. While most of our holdings involve companies whose future funding needs are still considerable, each has important competitive strengths that should enable them to attract the necessary funds and emerge as viable businesses.

                    U.S. Treasury Yield Curves

                                  Bond Equivalent
                MATURITY         Yield Percentage

                               12/31/00     3/31/01
                3 Month          5.890       4.281
                6 Month          5.699       4.127
                1 Year           5.361       4.107
                2 Year           5.091       4.176
                5 Year           4.974       4.555
                10 Year          5.110       4.915
                30 Year          5.456       5.443

Another aspect of the Trust's poor relative showing was the dichotomy of returns during the quarter, with those sectors seen as most speculative showing the best returns while the more defensive sectors lagged somewhat. The holdings in the Trust reflect our ongoing belief that corporate profits will continue to show weakness and the economy will experience recession-like performance for at least the first half of the year. We stress the importance of maintaining a longer-term perspective on investments during times like these when our strategies show poor short-term results. Allmerica Securities Trust has a long record of strong performance, both on a

Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is executed by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

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                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------

              PORTFOLIO OF INVESTMENTS, MARCH 31, 2001 (UNAUDITED)

                                                    MOODY'S
 PAR VALUE                                          RATINGS           VALUE
 ---------                                          -------           -----

U.S. GOVERNMENT OBLIGATIONS - 29.6%

             FANNIE MAE - 3.6%
$1,000,000   6.02%, 11/25/10                           Aaa          $ 1,025,273
   750,000   6.25%, 02/01/11                           Aaa              760,499
 1,500,000   7.00%, 07/15/05                           Aaa            1,601,958
                                                                    -----------
                                                                      3,387,730
                                                                    -----------
             FEDERAL HOME LOAN BANK - 1.6%
 1,035,000   6.38%, 11/15/02                           Aaa            1,063,547
   200,000   6.50%, 11/15/05                           Aaa              210,368
   225,000   7.63%, 05/14/10                           Aaa              254,857
                                                                    -----------
                                                                      1,528,772
                                                                    -----------
             U.S. TREASURY BONDS - 16.7%
   800,000   5.50%, 08/15/28                           Aaa              786,133
 1,900,000   6.25%, 08/15/23                           Aaa            2,048,261
 4,750,000   7.13%, 02/15/23                           Aaa            5,640,378
 4,500,000   7.25%, 05/15/16                           Aaa            5,307,070
 1,450,000   7.63%, 11/15/22                           Aaa            1,810,525
                                                                    -----------
                                                                     15,592,367
                                                                    -----------
             U.S. TREASURY NOTES - 7.7%
 3,000,000   5.63%, 05/15/08                           Aaa            3,132,198
   400,000   5.75%, 11/15/05                           Aaa              419,438
   500,000   5.88%, 09/30/02                           Aaa              512,181
   750,000   6.00%, 08/15/09                           Aaa              801,182
   850,000   6.25%, 02/15/03                           Aaa              880,059
   700,000   6.50%, 02/15/10                           Aaa              773,535
   425,000   6.50%, 08/15/05                           Aaa              456,724
   175,000   6.75%, 05/15/05                           Aaa              189,160
                                                                    -----------
                                                                      7,164,477
                                                                    -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                       27,673,346
                                                                    -----------
             (Cost $26,547,534)

CORPORATE NOTES AND BONDS - 59.3%

             AIRLINES - 2.4%
   250,000   Continental Airlines, Inc.
             8.31%, 04/02/18                           A                267,687
   375,000   Continental Airlines, Inc.
             8.32%, 05/01/05                           Baa              395,152
   366,595   Delta Air Lines, Inc.
             9.23%, 07/02/02 (a)                       NR               371,588
 1,121,139   United Air Lines, Inc.
             9.30%, 03/22/08                           Baa            1,227,714
                                                                    -----------
                                                                      2,262,141
                                                                    -----------
             AUTOMOTIVE - 1.4%
 1,000,000   Federal-Mogul Co.
             7.38%, 01/15/06                           B                140,000
 1,000,000   Ford Motor Credit Co.
             5.80%, 01/12/09                           A                943,478
   225,000   General Motors Corp.
             7.20%, 01/15/11                           A                230,985
                                                                    -----------
                                                                      1,314,463
                                                                    -----------
             BANKING - 11.2%
   285,000   Bank of America Corp.
             7.13%, 09/15/06                           Aa               299,285
   500,000   BSCH Issuance, Ltd.
             7.63%, 09/14/10                           A                528,758
 1,400,000   Capital One Financial Corp.
             7.25%, 12/01/03                           Baa            1,412,209
   750,000   Citigroup, Inc.
             7.25%, 10/01/10                           Aa               789,261
 1,500,000   Colonial Capital II, Series A, Guaranteed
             8.92%, 01/15/27                           NR             1,318,050
   500,000   Compass Trust I, Series A
             8.23%, 01/15/27                           A                470,346
   200,000   First Union National Bank
             7.80%, 08/18/10                           A                215,445
 1,000,000   Firstar Corp.
             7.13%, 12/01/09                           A              1,049,525
   200,000   Fleet Boston Corp.
             7.38%, 12/01/09                           A                213,261
   550,000   MBNA Corp., Senior Notes, MTN
             6.96%, 09/12/02                           Baa              557,294
   265,000   Mellon Funding Corp.
             6.70%, 03/01/08                           A                271,536
 1,000,000   Money Store, Inc., Senior Notes, Guaranteed
             8.05%, 04/15/02                           A              1,030,635
   250,000   Northern Trust Co.
             6.65%, 11/09/04                           Aa               256,894
 1,000,000   Providian Capital, Series A, Guaranteed
             9.53%, 02/01/27 (b)                       Ba               747,596
 1,000,000   Riggs Capital Trust
             8.63%, 12/31/26 (b)                       Ba               652,808
   425,000   Sovereign Bancorp, Inc.
             8.63%, 03/15/04                           Ba               429,411
   175,000   Suntrust Banks, Inc.
             7.75%, 05/01/10                           A                189,747
                                                                    -----------
                                                                     10,432,061
                                                                    -----------
             BEVERAGES, FOOD & TOBACCO - 1.7%
 1,000,000   Dimon, Inc., Senior Notes, Series B
             8.88%, 06/01/06                           Ba               833,437
   250,000   Kellogg Co.
             6.60%, 04/01/11 (b)                       Baa              250,090
   500,000   PepsiAmericas, Inc.
             5.95%, 02/15/06                           Baa              503,598
                                                                    -----------
                                                                      1,587,125
                                                                    -----------
             CHEMICALS - 1.0%
 1,000,000   RPM, Inc., Senior Notes
             7.00%, 06/15/05                           Baa              966,061
                                                                    -----------
             COMMERCIAL SERVICES - 0.6%
   500,000   Waste Management, Inc.
             7.38%, 08/01/10                           Ba               505,392
                                                                    -----------
             COMMUNICATIONS - 3.0%
   365,000   Clear Channel Communications, Inc.
             7.65%, 09/15/10                           Baa              384,088
 1,000,000   Global Crossing Holding, Ltd.
             9.13%, 11/15/06                           Ba               942,500
   950,000   Metromedia Fiber Network, Inc.
             10.00%, 11/15/08                          B                788,500
   450,000   NTL Communication Corp.
             11.88%, 10/01/10                          B                407,250
   950,000   WinStar Communications, Inc.
             12.75%, 04/15/10                          B                247,000
                                                                    -----------
                                                                      2,769,338
                                                                    -----------
             ELECTRIC UTILITIES - 7.1%
 1,550,000   Connecticut Light & Power Co., First Mortgage, Series D
             7.88%, 10/01/24                           Baa            1,580,256
   250,000   Dominion Resources, Inc.
             7.60%, 07/15/03                           Baa              260,153
 1,000,000   East Coast Power LLC
             7.07%, 03/31/12                           Baa              968,180
   225,000   Florida Power & Light
             6.88%, 12/01/05                           Aa               235,506
   577,000   North Atlantic Energy Corp., First Mortgage, Series A
             9.05%, 06/01/02                           Ba               594,219
   500,000   Pinnacle Partners
             8.83%, 08/15/04 (b)                       Ba               521,440
   500,000   Reliant Energy Resources
             7.75%, 02/15/11                           Baa              506,977
 1,270,000   Sithe/Independence Funding Corp., Series A
             9.00%, 12/30/13                           Baa            1,412,875
   600,000   Texas Utilities Co.
             7.38%, 10/01/25                           A                575,146
                                                                    -----------
                                                                      6,654,752
                                                                    -----------
             ELECTRONICS - 0.5%
   500,000   Raytheon Co.
             6.45%, 08/15/02                           Baa              501,164
                                                                    -----------

             ENTERTAINMENT & LEISURE - 1.9%
   800,000   Royal Caribbean Cruises, Ltd.
             6.75%, 03/15/08                           Baa              742,258
   750,000   Royal Caribbean Cruises, Ltd.
             8.13%, 07/28/04                           Baa              761,851
   300,000   Time Warner Cos., Inc.
             7.57%, 02/01/24                           Baa              306,367
                                                                    -----------
                                                                      1,810,476
                                                                    -----------
             FINANCIAL SERVICES - 2.8%
 1,000,000   General Electric Capital Corp.
             6.50%, 12/10/07                           Aaa            1,047,034
   649,000   Homeside International, Inc., Senior Notes
             11.25%, 05/15/03                          A                681,450
   200,000   Household Finance Corp.
             5.88%, 02/01/09                           A                192,258
   200,000   Household Finance Corp.
             8.00%, 05/09/05                           A                214,350
   500,000   Legg Mason, Inc., Senior Note
             6.50%, 02/15/06                           Baa              506,033
                                                                    -----------
                                                                      2,641,125
                                                                    -----------
             HEALTH CARE PROVIDERS - 0.5%
   500,000   Tenet Healthcare Corp., Senior Notes
             7.63%, 06/01/08                           Ba               503,125
                                                                    -----------
             HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
   500,000   Pulte Corp.
             8.13%, 03/01/11                           Baa              504,589
                                                                    -----------
             INDUSTRIAL - DIVERSIFIED - 0.5%
   500,000   Tyco International Group SA
             6.38%, 02/15/06                           Baa              504,869
                                                                    -----------
             INSURANCE - 0.6%
   350,000   Axa
             8.60%, 12/15/30                           A                377,242
   200,000   The MONY Group, Inc.
             7.45%, 12/15/05                           Baa              204,146
                                                                    -----------
                                                                        581,388
                                                                    -----------
             MEDIA - BROADCASTING & PUBLISHING - 4.7%
 1,000,000   Chancellor Media Corp.
             8.00%, 11/01/08                           Ba             1,040,000
   750,000   Continental Cablevision, Inc., Senior Notes
             8.30%, 05/15/06                           A                810,728
   500,000   Cox Communications, Inc.
             6.75%, 03/15/11                           Baa              496,360
 1,000,000   CSC Holdings, Inc., Debenture
             7.88%, 02/15/18                           Ba               925,363
   350,000   Lenfest Communications, Inc.
             8.38%, 11/01/05                           Baa              381,804
   500,000   Liberty Media Group
             7.88%, 07/15/09                           Baa              489,999
   200,000   Viacom, Inc.
             7.70%, 07/30/10                           A                217,497
                                                                    -----------
                                                                      4,361,751
                                                                    -----------
             METALS - 0.7%
 1,000,000   LTV Corp., Senior Notes, Guaranteed
             8.20%, 09/15/07 (c)                       Ca               100,000
 1,000,000   Lukens, Inc.
             7.63%, 08/01/04                           B                524,015
                                                                    -----------
                                                                        624,015
                                                                    -----------
             OIL & GAS - 5.2%
 2,000,000   ANR Pipeline Co., Debenture
             9.63%, 11/01/21                           Baa            2,443,586
   300,000   El Paso Energy Corp.
             6.75%, 05/15/09                           Baa              300,503
   500,000   Enron Corp.
             7.63%, 09/10/04                           Baa              524,655
   325,000   Southern Natural Gas Co.
             7.35%, 02/15/31                           Baa              320,054
 1,250,000   Texas Eastern Transmission Corp., Debenture
             10.00%, 08/15/01                          A              1,270,871
                                                                    -----------
                                                                      4,859,669
                                                                    -----------
             PHARMACEUTICALS - 1.0%
   500,000   Cardinal Health, Inc.
             6.75%, 02/15/11                           A                518,553
   425,000   Athena Neurosciences LLC
             7.25%, 02/21/08                           Baa              436,648
                                                                    -----------
                                                                        955,201
                                                                    -----------
             RETAILERS - 3.2%
   500,000   Federated Department Stores
             8.50%, 06/01/10                           Baa              558,540
   250,000   Lowes Cos., Inc.
             8.25%, 06/01/10                           A                278,581
   950,000   Meyer (Fred), Inc.
             7.38%, 03/01/05                           Baa              994,325
   750,000   Meyer (Fred), Inc.
             7.45%, 03/01/08                           Baa              787,536
   425,000   Saks, Inc.
             8.25%, 11/15/08                           Ba               370,813
                                                                    -----------
                                                                      2,989,795
                                                                    -----------
             SECURITIES BROKER - 1.0%
   250,000   Bear Stearns Cos., Inc., Senior Note
             6.15%, 03/02/04                           A                251,595
   666,576   Jones (Edward D.) & Co., LP
             7.95%, 04/15/06 (a)                       NR               680,101
                                                                    -----------
                                                                        931,696
                                                                    -----------
             TELEPHONE SYSTEMS - 7.5%
   500,000   AT & T Corp.
             7.65%, 09/15/06                           Baa              495,348
   500,000   AT & T Wireless Group
             7.35%, 03/01/06 (b)                       Baa              504,613
 1,175,000   GTE California, Inc.
             6.70%, 09/01/09                           Aa             1,199,949
   625,000   McLeodUSA, Inc.
             10.50%, 03/01/07                          B                510,938
   875,000   Nextlink Communications, Inc.
             0.00%, 04/15/08 (e)                       B                350,000
   500,000   Qwest Capital Funding
             7.75%, 02/15/31 (b)                       Baa              497,428
 1,000,000   Qwest Capital Funding
             7.90%, 08/15/10 (b)                       Baa            1,059,377
   900,000   Sprint Capital Corp.
             7.63%, 06/10/02                           Baa              922,439
   275,000   Sprint Capital Corp.
             7.63%, 01/30/11                           Baa              278,287
   500,000   US West Communications, Inc.
             6.38%, 10/15/02                           A                504,402
   300,000   Vodafone Group, Plc
             7.75%, 02/15/10                           A                323,313
   500,000   Williams Communication Group, Inc.
             11.70%, 08/01/08                          B                390,000
                                                                    -----------
                                                                      7,036,094
                                                                    -----------
             TRANSPORTATION - 0.3%
   250,000   CSX Corp.
             6.25%, 10/15/08                           Baa              243,647
                                                                    -----------

             TOTAL CORPORATE NOTES AND BONDS                         55,539,937
                                                                    -----------
           (Cost $57,992,310)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 6.1%

 1,000,000   American Airlines, Inc., Pass-Through Trust Series 1991 - C2
             9.73%, 09/29/14                           A              1,143,830
   250,000   Bear Stearns Mortgage Securities, Inc., CMO
             7.06%, 06/15/09                           Aaa              262,760
   750,000   Capital One Master Trust Series 1998-4, Class A
             5.43%, 01/15/07                           Aaa              757,867
   300,000   Citibank Credit Card Issuance Trust Series 2000-Class A3, CMO
             6.88%, 11/15/09                           Aaa              316,973
   815,811   DLJ Commercial Mortgage Corp.Series 1998-CF2, Class A1A
             5.88%, 11/12/31                           Aaa              820,719
 1,000,000   Government Lease Trust Series GSA1, Class A-2
             6.18%, 05/18/05 (b)                       Aaa            1,018,241
   100,182   Green Tree Financial Corp. Series 1995-A, Class A
             7.25%, 07/15/05                           Baa               98,316
   234,731   Green Tree Recreation Equipment & Consumer Trust
             Series 1997-B Class A1, CMO
             6.55%, 07/15/28 (d)                       AAA              240,632
   500,000   GS Mortgage Securities Corp. II
             6.94%, 07/13/30                           Aaa              512,976
   250,000   MBNA Master Credit Card Trust Series 1995-C, Class A
             6.45%, 02/15/08                           Aaa              259,852
   239,338   Midland Cogeneration Venture LP, Series C-91
             10.33%, 07/23/02                          Baa              248,724
    38,292   National Auto Finance Series 1996-1, Class A, CMO
             6.33%, 12/21/02                           Aaa               38,325
                                                                    -----------
             TOTAL ASSET-BACKED AND MORTGAGE-BACKED SECURITIES        5,719,215
                                                                    -----------
             (Cost $5,454,115)

   SHARES
   ------

FOREIGN BONDS (f) - 2.8%
   250,000   British Telecom, Plc
             7.63%, 12/15/05                           A                258,681
   375,000   France Telecom SA
             7.75%, 03/01/11 (b)                       A                378,075
   250,000   Repsol International Finance
             7.45%, 07/15/05                           A                263,281
 1,000,000   St. George Bank, Ltd., Yankee Debenture
             7.15%, 10/15/05 (b)                       Baa            1,025,813
   250,000   Telefonica Europe BV
             7.75%, 09/15/10                           A                262,100
   450,000   Telefonos De Mexico SA
             8.25%, 01/26/06 (b)                       Baa              451,125
                                                                    -----------
             TOTAL FOREIGN BONDS                                      2,639,075
                                                                    -----------
             (Cost $2,568,659)

INVESTMENT COMPANY - 0.7%

   683,395   Marshall Money Market Fund                                 683,395
                                                                    -----------
             TOTAL INVESTMENT COMPANY                                   683,395
                                                                    -----------
             (Cost $683,395)

TOTAL INVESTMENTS - 98.5%                                            92,254,968
                                                                    -----------
(Cost $93,246,013)
NET OTHER ASSETS AND LIABILITIES - 1.5%                               1,363,939
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $93,618,907
                                                                    ===========

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(a) Restricted Security--Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 2001, these securities amounted to $1,051,689 or 1.1% of net assets.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2001, these securities amounted to $7,106,606 or 7.6% of net assets.
(c) Security is in default.
(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(f) U.S. dollar denominated.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
  Investments:
    Investments at cost .......................................... $ 93,246,013
    Net unrealized appreciation (depreciation) ...................     (991,045)
                                                                   ------------
      Total investments at value .................................   92,254,968
  Cash ...........................................................        1,781
  Short-term investments held as collateral for securities
    loaned .......................................................    9,618,973
  Interest receivable ............................................    1,721,718
                                                                   ------------
      Total Assets ...............................................  103,597,440
                                                                   ------------
LIABILITIES:
  Payable for investments purchased ..............................      266,906
  Advisory fee payable ...........................................       40,136
  Trustees' fees and expenses payable ............................        8,338
  Accrued expenses and other payables ............................       44,180
  Collateral for securities loaned ...............................    9,618,973
                                                                   ------------
      Total Liabilities ..........................................    9,978,533
                                                                   ------------
NET ASSETS ....................................................... $ 93,618,907
                                                                   ============

NET ASSETS CONSIST OF:
  Par Value ...................................................... $  8,592,306
  Paid-in capital ................................................   88,445,043
  Undistributed (distribution in excess of) net investment income       (49,916)
  Accumulated (distribution in excess of) net realized gain (loss)
    on investments sold ..........................................   (2,377,481)
  Net unrealized appreciation (depreciation) of investments ......     (991,045)
                                                                   ------------
TOTAL NET ASSETS ................................................. $ 93,618,907
                                                                   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000 AUTHORIZED
  SHARES WITH PAR VALUE OF $1.00) ................................    8,592,306

NET ASSET VALUE
  Per share ...................................................... $     10.896
                                                                   ============
MARKET VALUE (CLOSING PRICE ON NEW YORK STOCK EXCHANGE)
  per share ...................................................... $     10.450
                                                                   ============


-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
             FOR THE THREE MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest (including income on securities loaned of $5,001) ..... $  1,786,114
                                                                   ------------

EXPENSES
  Investment advisory fees .......................................      116,221
  Custodian and Fund accounting fees .............................       16,129
  Transfer agent fees ............................................        7,636
  Legal fees .....................................................          949
  Audit fees .....................................................        5,965
  Trustees' fees and expenses ....................................        3,031
  Reports to shareholders ........................................       12,643
  New York Stock Exchange fees ...................................        4,358
  Miscellaneous ..................................................          587
                                                                   ------------
    Total expenses ...............................................      167,519
                                                                   ------------
NET INVESTMENT INCOME ............................................    1,618,595
                                                                   ------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold .................      747,770
    Net change in unrealized appreciation (depreciation) of
      investments ................................................     (289,601)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS ...................................      458,169
                                                                   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS .............................. $  2,076,764
                                                                   ============

Continued from front page

relative and an absolute basis. There will be quarters when performance suffers poor comparisons, but we believe our bottom-up process of security selection enhances the potential to produce sound results over the long term.

-------------------------------------------------------------------------------
                     Maturity Diversification

                  Years

                  Under 3                   14%
                  3-5                       15%
                  5-10                      37%
                  10-20                     11%
                  20-over                   23%

-------------------------------------------------------------------------------

Looking forward, we see the current weakness in the economy continuing at least through the second quarter. Weak consumer confidence led by contracting household wealth and dismal manufacturing data suggest that the Federal Reserve may lower rates again at their next scheduled Federal Open Market Committee meeting on May 15. Given this outlook, we look to maintain a slightly longer duration versus our benchmark in the months ahead. In addition, we continue to add selective corporate bond positions given the potential for excess coupon returns in a low rate environment.

/s/ John F. O'Brien                        /s/ Richard M. Reilly

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                            MOODY'S QUALITY RATINGS*
                     Percentage of Fund's Total Investments

                          Aaa                      36%
                          Aa                        3%
                          A                        15%
                          Baa                      30%
                          Ba                        9%
                          B                         4%
                          Not Rated                 3%

* Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's (One security rated Ca by Moody's amounted to 0.1% of the fund's total investments)

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                            SECURITY DIVERSIFICATION
                     Percentage of Fund's Total Investments

              Corporate Notes and Bonds                      60%
              U.S. Government Obligations                    30%
              Asset-Backed and Mortgage-Backed Securities     6%
              Foreign Bonds                                   3%
              Other                                           1%

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 Shareholder inquiries regarding account information may be directed to:
                                         The Bank of New York
                                         Shareholder Relations Department - 11E
                                         PO Box 11258
                                         Church Street Station
                                         New York, New York 10286
                                         1-800-432-8224

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                                     [LOGO]
                                   ALLMERICA
                                   FINANCIAL

                            THE ALLMERICA COMPANIES

  First Allmerica Financial Life Insurance Company o Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)
    Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica
         Investment Management Company, Inc. o Financial Profiles, Inc.
   The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance
    Insurance Company o Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company o Citizens Insurance Company of America o Citizens
                                Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653